Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND
Central Index Key	0000804887
Amendment Flag	false
Document Creation Date	Mar. 27, 2013
Document Effective Date	Apr. 01, 2013
Prospectus Date	Apr. 01, 2013
DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND | DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND | DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND
Risk/Return:
Trading Symbol	DSIGX